Subsequent events (Details) - USD ($) $ in Thousands	Aug. 01, 2023	Jul. 07, 2023	Aug. 30, 2023	Aug. 24, 2023	Jun. 30, 2023	Dec. 31, 2022	Nov. 03, 2022
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					$ 1,623,433	$ 1,328,752
Entering into significant commitments | 12 Month Working Capital Loan SOFR Plus 0.9%
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 320
Borrowings, adjustment to interest rate basis				0.90%
Entering into significant commitments | Unsecured 12 Month Working Capital Loan SOFR Plus 1.1%
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 82
Borrowings, adjustment to interest rate basis				1.10%
Entering into significant commitments | Unsecured 12 Month Working Capital Loan SOFR Plus 2.3%
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 402
Borrowings, adjustment to interest rate basis			2.30%
Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 71,043
Volvo Cars | Related parties
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facilities							$ 800,000
Borrowing facility, term							18 months
Borrowings					$ 750,000
Volvo Cars | Related parties | Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from non-current borrowings		$ 50,000